STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
Schedule of Changes in Fair Value of Derivative Liabilities
Derivative Liability

Balance, December 31, 2010	$3,866,836
Change in fair value	(360,922)
Reclass to equity on date of amendment that eliminated derivative liabilities to net proceeds	(3,505,914)
Balance, December 31, 2011	$-

Schedule of Warrant Activity
	2012		2011
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Warrants	Price	Warrants	Price

Outstanding January 1	1,533,892	$5.19	1,933,010	$6.21
Granted during the year	1,091,934	4.00	-	-
Exercised	(215,734)	2.82	(71,896)	2.65
Lapsed	(154,400)	12.53	(327,222)	11.75

Outstanding at December 31	2,255,692	$4.34	1,533,892	$5.19

Exercisable at December 31	2,055,692	$4.32	1,533,892	$5.19

Weighted average months remaining		46.5		57.8

Summary of Stock Option Activity Under Stock Option and Incentive Plans
	2004 Employee Plan			Non-Executive Director Plan
	Number of Options	Weighted Average Exercise Price	Weighted Average Life Remaining	Number of Options	Weighted Average Exercise Price	Weighted Average Life Remaining
			(in years)			(in years)
Outstanding at December 31, 2010	673,500	5.66		157,000	$5.61
Granted	692,648	4.24		40,000	5.52
Exercised	(10,000)	4.00		-	-
Forfeited	(187,500)	9.73		(20,000)	12.65
Outstanding at December 31, 2011:	1,168,648	4.18		177,000	4.79
Granted	885,000	3.46		155,000	2.98
Exercised	-	-		-	-
Forfeited	(328,500)	4.44		(20,000)	11.10
Outstanding at December 31, 2012:	1,725,148	3.80	3.4	312,000	3.49	3.1
Exercisable at December 31, 2012:	485,262	4.02	2.5	165,333	3.94	1.7

Aggregate Intrinsic Value of outstanding options at December 31, 2012
	$-			$12,400
Aggregate Intrinsic Value of exercisable options at December 31, 2012
	$-			$12,400

Schedule of Assumptions Used to Compute the Share-based Compensation Expense for Stock Options and Warrants
	2012	2011

Volatility	61.2%	55.0%
Expected option term	3.0 years	4.7 years
Risk-free interest rate	0.6%	2.1%
Expected forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Summary of Restricted Stock
	Shares	Weighted- average Grant Date Fair Value

Restricted shares outstanding, December 31, 2010	45,000	$12.50

Restricted shares granted	82,352	3.33
Restricted shares vested	-	-
Restricted shares forfeited	(20,000)	12.50

Restricted shares outstanding, December 31, 2011	107,352	$5.46
Restricted shares granted	130,000	3.38
Restricted shares vested	(20,588)	3.33
Restricted shares forfeited	(155,000)	4.85

Restricted shares outstanding, December 31, 2012	61,764	$3.33